Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2017
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Prepayments and Other Current Assets
23	PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31, 2017	December 31, 2016
	RMB	RMB
Other receivables	16,535	13,206
Advances to suppliers	10,384	16,505

	26,919	29,711
Less: Provision for impairment	(2,824)	(2,386)

	24,095	27,325
Value-added tax to be deducted	39,203	36,010
Prepaid expenses	951	954
Prepaid income taxes	—	5,406
Other current assets	7,765	7,888

	72,014	77,583